Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	16.98
Maximum Aggregate Offering Price	$ 339,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 46,898.76
Offering Note	(a) Baxter International Inc., a Delaware corporation (the "Registrant"), is filing this Registration Statement to register 20,000,000 shares of common stock, par value $1.00 per share (the "Common Stock"), for issuance under the Baxter International Inc. Second Amended and Restated 2021 Incentive Plan (the Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares of Common Stock, which may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (b) The price per share and aggregate offering price are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales prices of the Common Stock reported on the New York Stock Exchange on May 4, 2026.